Deferred Purchase Price - Summary of Purchase Consideration (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred purchase price
Deferred purchase price	$ 694,134	$ 1,148,013	$ 1,207,682
Less than one year (current)
Deferred purchase price
Deferred purchase price	694,134	1,148,013
Urbvan
Deferred purchase price
Deferred purchase price		491,344
Door2Door
Deferred purchase price
Deferred purchase price	8,788	29,511
Shotl
Deferred purchase price
Deferred purchase price	$ 685,346	$ 627,158